Note A - Summary of Significant Accounting Policies: Inventory (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Inventory	Inventory We record our inventory at the lower of cost or market. As of September 30, 2013 and 2012 and December 31, 2012 and 2011, the Company has no inventory.